UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
               Washington, D.C.  20549

			Form 13F

		 FORM 13F COVER PAGE

Report for the calendar Year or Quarter Ended:	March 31, 2013

Check here if Amendment [ ]; Amendment Number:
This Amendment (check only one.): [ ]is a restatement.
				  [ ]adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:	 Llenroc Capital LLC
Address: 781 Lincoln Avenue, Suite 340
         San Rafael, CA 94901



Form 13F File Number:	28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete,and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:    David S. Post
Title:   Principal Managing Director
Phone:   415-785-3670
Signature, Place, and Date of Signing:

David S. Post	San Rafael, California April 25, 2013


Report Type (Check only one.):

[X ]	13F HOLDINGS REPORT.

[  ] 	13F NOTICE.

[  ] 	13F COMBINATION REPORT.

List of other Managers Reporting for this Manager:




I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

			  FORM 13F SUMMARY PAGE


Report summary:


Number of other Included Managers:
Form 13F Information Table Entry Total: 30
Form 13F Information Table Value Total: $189,915



List of other Included Managers:

NO.	Form 13F File Number	Name





                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AIR LEASE CORP CL A            COM              00912x302    14965   510415 SH       Sole                     9200            501215
ANHEUSER-BUSCH INBEV ADREAH RE COM              03524a108    11956   120100 SH       Sole                                     120100
BERKSHIRE HATHAWAY INCDEL CL A COM              084670108     1875       12 SH       Sole                                         12
BROWN FORMAN INC CL B          COM              115637209    12715   178075 SH       Sole                                     178075
CAE INC COM                    COM              124765108      244    25000 SH       Sole                                      25000
CENOVUS ENERGY INC             COM              15135u109    11279   363955 SH       Sole                     3900            360055
CH ROBINSON WORLDWIDE INC      COM              12541w209     1089    18315 SH       Sole                     4050             14265
CINEMARK HOLDINGS INC          COM              17243v102      399    13550 SH       Sole                                      13550
CME GROUP INC                  COM              12572q105    13674   222675 SH       Sole                     5200            217475
CSX CORP                       COM              126408103     2091    84900 SH       Sole                                      84900
CULLEN FROST BANKERS INC COM   COM              229899109      616     9850 SH       Sole                                       9850
DENTSPLY INTL INC              COM              249030107     6882   162150 SH       Sole                                     162150
FIRST AMERICAN FINANCIAL       COM              31847r102    14962   585140 SH       Sole                                     585140
GENTEX CORP                    COM              371901109     9335   466500 SH       Sole                                     466500
GOLDMAN SACHS GROUP INC        COM              38141g104     3627    24650 SH       Sole                                      24650
GRACO INC                      COM              384109104    14725   253750 SH       Sole                                     253750
INTEL CORP                     COM              458140100    11038   505500 SH       Sole                                     505500
INTUIT INC                     COM              461202103     1363    20765 SH       Sole                     4700             16065
LKQ CORP COM                   COM              501889208     6199   284900 SH       Sole                                     284900
MASTERCARD IN CLASS A          COM              57636q104     1247     2305 SH       Sole                      525              1780
OCCIDENTAL PETROLEUM           COM              674599105      361     4600 SH       Sole                                       4600
PRICELINE COM INC              COM              741503403      915     1329 SH       Sole                      300              1029
QUALCOMM INC                   COM              747525103     1359    20300 SH       Sole                     4600             15700
ROCKWELL COLLINS INC           COM              774341101    13161   208503 SH       Sole                                     208503
ROLLINS INCORPORATED           COM              775711104     7880   320975 SH       Sole                                     320975
TERADATA CORP DEL              COM              88076w103     5752    98300 SH       Sole                                      98300
VERISK ANALYTICS INC CL A      COM              92345y106    16739   271650 SH       Sole                     5900            265750
WELLS FARGO & CO (NEW)         COM              949746101     1465    39600 SH       Sole                                      39600
YAHOO! INC                     COM              984332106     1685    71605 SH       Sole                    17300             54305
ZYNGA INC CL A                 COM              98986t108      318    94600 SH       Sole                    23000             71600